CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue:
Total revenue	$ 87,641,416	$ 16,506,426	$ 135,082,056	$ 45,364,632
Operating expenses:
Cost of revenues	27,286,383	9,787,029	46,766,587	23,701,627
Selling and marketing	61,510,343	16,328,695	112,035,657	37,821,260
General and administrative	9,838,725	4,670,798	17,205,979	9,913,236
Research and development	3,757,264	3,668,698	7,115,168	8,033,936
Legal expense	6,685,984	5,280,402	7,100,497	8,709,589
Total operating expenses	109,078,699	39,735,622	190,223,888	88,179,648
Loss from operations	(21,437,283)	(23,229,196)	(55,141,832)	(42,815,016)
Other income (expense):
Net gain on digital assets	7,452,328	732,410	4,153,223	732,410
Interest expense	(2,742,902)	(945,279)	(4,307,057)	(1,517,070)
Interest income	1,408,200	936,241	2,532,891	1,826,501
Impairment of failed acquisition	(500,000)		(500,000)
Other income	5,617,626	723,372	1,879,057	1,041,841
(Loss) income before provision for income taxes	(15,819,657)	(22,505,824)	(53,262,775)	(41,773,175)
Income tax benefit				(4,403,068)
Net loss	(15,819,657)	(22,505,824)	(53,262,775)	(37,370,107)
Net income (loss) attributable to noncontrolling interests	62,865	(23,011)	36,657	(43,210)
Net (loss) income	$ (15,882,522)	$ (22,482,813)	$ (53,299,432)	$ (37,326,897)
Basic net (loss) income per share	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)
Diluted loss per share (in dollars per share)	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)
Weighted average shares outstanding, basic	27,928,342	25,276,878	27,574,641	25,138,698
Weighted average common shares outstanding - diluted	27,928,342	25,276,878	27,574,641	25,138,698
Licensed content and other revenue
Revenue:
Total revenue	$ 87,397,850	$ 15,306,128	$ 133,604,594	$ 40,576,400
Pay it Forward revenue
Revenue:
Total revenue	$ 243,566	$ 1,200,298	$ 1,477,462	$ 4,788,232